Gary F. Murtagh
Vice President and Senior Counsel
Law Department
1295 State Street – B420
Springfield, MA 01111-0001
Tel: (413) 744-6240
Email: gmurtagh@massmutual.com

June 14, 2017

Mr. Keith A. Gregory

Senior Counsel

Disclosure Review Office

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Pre-Effective Amendment No.2 to Registration Statement on Form N-6

File Nos. 333-215823 and 811-08075 — MassMutual ElectrumSM

Dear Mr. Gregory:

I am submitting Pre-Effective Amendment No. 2 to Registration Statement No. 333-215823 for the Staff’s review. I have included a request to accelerate seeking an effective date of June 21, 2017 or as soon thereafter as practicable.

I appreciate your continuing attention to this filing. Please call me at (413) 744-6240 or e-mail me at gmurtagh@massmutual.com if you have any questions regarding this letter or if you need additional information to complete your review of this filing.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Vice President and Senior Counsel

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated US insurance companies.